Intangible Assets - Summary of Changes in Intangible Assets and Goodwill (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2026 INR (₨)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 INR (₨)	Mar. 31, 2024 INR (₨)
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning Balance of Intangible assets and goodwill	₨ 36,217		₨ 37,883
Charge for the year	1,877	$ 20	1,632	₨ 1,485
Impairment for the year	812	9
Ending Balance of Intangible assets and goodwill	41,086	438	36,217	37,883
Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning Balance of Intangible assets and goodwill	45,880		45,840	45,004
Additions during the year	257		110	836
Assets held for sale			(29)
Acquisition through business combination	7,125
Exchange differences	555
Disposals and adjustments during the year	(145)		(41)
Capitalised during the year	0		0	0
Ending Balance of Intangible assets and goodwill	53,672		45,880	45,840
Accumulated amortisation
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning Balance of Intangible assets and goodwill	9,663		7,957	6,409
Assets held for sale			20
Charge for the year	1,877		1,632	1,485
Impairment for the year	972
Disposals and adjustments during the year	(32)
Capitalised during the year	106		94	63
Ending Balance of Intangible assets and goodwill	12,586		9,663	7,957
Computer software
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning Balance of Intangible assets and goodwill	424		540
Ending Balance of Intangible assets and goodwill	1,002	11	424	540
Computer software | Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning Balance of Intangible assets and goodwill	932		926	622
Additions during the year	257		0	180
Assets held for sale			(29)
Acquisition through business combination	589
Exchange differences	8
Disposals and adjustments during the year	(46)		(41)
Capitalised during the year	7		76	124
Ending Balance of Intangible assets and goodwill	1,747		932	926
Computer software | Accumulated amortisation
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning Balance of Intangible assets and goodwill	508		386	250
Assets held for sale			20
Charge for the year	163		48	136
Disposals and adjustments during the year	(32)
Capitalised during the year	106		94
Ending Balance of Intangible assets and goodwill	745		508	386
Customer contracts
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning Balance of Intangible assets and goodwill	23,611		25,027
Ending Balance of Intangible assets and goodwill	22,196	237	23,611	25,027
Customer contracts | Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning Balance of Intangible assets and goodwill	32,592		32,592	32,592
Additions during the year	0
Acquisition through business combination	0
Ending Balance of Intangible assets and goodwill	32,592		32,592	32,592
Customer contracts | Accumulated amortisation
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning Balance of Intangible assets and goodwill	8,981		7,565	6,154
Charge for the year	1,415		1,416	1,348
Capitalised during the year				63
Ending Balance of Intangible assets and goodwill	10,396		8,981	7,565
Customer relationship
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Ending Balance of Intangible assets and goodwill	927	10
Customer relationship | Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Acquisition through business combination	1,005
Exchange differences	76
Ending Balance of Intangible assets and goodwill	1,081
Customer relationship | Accumulated amortisation
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Charge for the year	154
Ending Balance of Intangible assets and goodwill	154
Development rights
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning Balance of Intangible assets and goodwill	30		30
Ending Balance of Intangible assets and goodwill	29	0	30	30
Development rights | Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning Balance of Intangible assets and goodwill	36		36	36
Ending Balance of Intangible assets and goodwill	36		36	36
Development rights | Accumulated amortisation
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning Balance of Intangible assets and goodwill	6		6	5
Charge for the year	1		0	1
Ending Balance of Intangible assets and goodwill	7		6	6
Other Intangible assets
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning Balance of Intangible assets and goodwill	6		7
Ending Balance of Intangible assets and goodwill	6	0	6	7
Other Intangible assets | Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning Balance of Intangible assets and goodwill	7		7	7
Ending Balance of Intangible assets and goodwill	7		7	7
Other Intangible assets | Accumulated amortisation
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning Balance of Intangible assets and goodwill	1		0	0
Charge for the year			1	0
Ending Balance of Intangible assets and goodwill	1		1	0
Carbon credit rights
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning Balance of Intangible assets and goodwill	459		626
Ending Balance of Intangible assets and goodwill	155	2	459	626
Carbon credit rights | Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning Balance of Intangible assets and goodwill	626		626
Additions during the year				626
Ending Balance of Intangible assets and goodwill	626		626	626
Carbon credit rights | Accumulated amortisation
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning Balance of Intangible assets and goodwill	167
Charge for the year	144		167
Impairment for the year	160
Ending Balance of Intangible assets and goodwill	471		167
Goodwill
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning Balance of Intangible assets and goodwill	11,596		11,596
Ending Balance of Intangible assets and goodwill	16,749	179	11,596	11,596
Goodwill | Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning Balance of Intangible assets and goodwill	11,596		11,596	11,596
Acquisition through business combination	5,531
Exchange differences	471
Disposals and adjustments during the year	(37)
Ending Balance of Intangible assets and goodwill	17,561		11,596	11,596
Goodwill | Accumulated amortisation
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Impairment for the year	812
Ending Balance of Intangible assets and goodwill	812
Intangible asset under development
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning Balance of Intangible assets and goodwill	91		57
Ending Balance of Intangible assets and goodwill	22	$ 0	91	57
Intangible asset under development | Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning Balance of Intangible assets and goodwill	91		57	151
Additions during the year			110	30
Disposals and adjustments during the year	(62)
Capitalised during the year	(7)		(76)	(124)
Ending Balance of Intangible assets and goodwill	22		91	57
Intangible asset under development | Accumulated amortisation
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning Balance of Intangible assets and goodwill	0		0	0
Charge for the year			0	0
Ending Balance of Intangible assets and goodwill	₨ 0		₨ 0	₨ 0